Accounts and Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts and Other Receivables
As of March 31, 2017 and December 31, 2016, accounts and other receivables consisted of the following (in millions):

	March 31,	December 31,
	2017	2016
Trade receivable	$92	$88
Other accounts receivable	9	2
Total accounts and other receivables	$101	$90

As of December 31, 2016 and 2015, accounts and other receivables consisted of the following (in thousands):

	December 31,
	2016	2015
Trade receivable	$87,555	$—
Other accounts receivable	2,174	577
Total accounts and other receivables	$89,729	$577